SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks — 98.94%
Belgium — 4.74%
409,107	Anheuser-Busch InBev NV	$23,187,141

France — 5.15%
11,369	LVMH Moet Hennessy Louis Vuitton SE	10,719,970
92,249	Safran SA	14,456,315

		25,176,285

Germany — 3.35%
335,539	DHL Group	16,395,192

Hong Kong — 4.45%
2,139,024	AIA Group Ltd.	21,724,996

Ireland — 2.19%
109,671	Kerry Group Plc, Class A	10,704,227

Japan — 0.58%
141,698	MISUMI Group, Inc.	2,852,817

Luxembourg — 0.92%
70,807	Eurofins Scientific SE	4,499,633

Netherlands — 1.78%
5,012	Adyen NV*,(a)	8,679,119

Norway — 2.55%
428,177	Equinor ASA	12,468,031

Switzerland — 3.54%
56,658	Roche Holding AG	17,307,323

Taiwan — 4.13%
200,100	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	20,194,092

United Kingdom — 4.95%
65,002	Croda International Plc	4,646,639
174,495	InterContinental Hotels Group Plc	12,062,239
2,580,777	Legal & General Group Plc	7,472,131

		24,181,009

United States — 59.18%
151,160	Alphabet, Inc., Class A*	18,093,852
102,500	Amazon.com, Inc.*	13,361,900

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value
47,200	American Water Works Co., Inc.	$6,737,800
6,000	AutoZone, Inc.*	14,960,160
63,600	Blackstone, Inc.	5,912,892
208,700	CSX Corp.	7,116,670
109,000	EOG Resources, Inc.	12,473,960
46,412	Estee Lauder Cos, Inc. (The), Class A	9,114,389
241,450	Fortive Corp.	18,053,216
26,700	HCA Healthcare, Inc.	8,102,916
29,600	MarketAxess Holdings, Inc.	7,738,032
65,500	Micron Technology, Inc.	4,133,705
91,300	Microsoft Corp.	31,091,302
144,200	Morgan Stanley	12,314,680
19,200	Netflix, Inc.*	8,457,408
29,500	NVIDIA Corp.	12,479,090
87,300	PepsiCo, Inc.	16,169,706
56,700	Salesforce, Inc.*	11,978,442
28,000	Thermo Fisher Scientific, Inc.	14,609,000
116,600	T-Mobile US, Inc.*	16,195,740
47,300	UnitedHealth Group, Inc.	22,734,272
73,700	Visa, Inc., Class A	17,502,276

		289,331,408

Zambia — 1.43%
296,134	First Quantum Minerals Ltd.	7,005,729

Total Common Stocks (Cost $498,766,637)		483,707,002

Investment Company — 1.12%
5,448,526	U.S. Government Money Market Fund,
	RBC Institutional Class 1 (b)	5,448,526

Total Investment Company (Cost $5,448,526)		5,448,526

Total Investments (Cost $504,215,163) — 100.06%		$489,155,528
Liabilities in excess of other assets — (0.06)%		(279,297)

NET ASSETS — 100.00%		$488,876,231

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

June 30, 2023 (Unaudited)

Abbreviations used are defined below:

ADR - American Depositary Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	16.65%
Information Technology	16.34%
Health Care	13.76%
Consumer Staples	12.10%
Industrials	12.04%
Consumer Discretionary	10.45%
Communication Services	8.74%
Energy	5.10%
Materials	2.38%
Utilities	1.38%
Other	1.06%

100.00%

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